Note 24 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2021	Level 1	Level 2	Level 3
Assets
Cash equivalents	$3,942	$3,942	$-	$-
Equity securities	11,917	11,760	157	-
Debt securities	8,381	-	8,381	-
Mortgage derivative assets	10,813	-	10,813	-
Warehouse receivables	174,717	-	174,717	-
Deferred Purchase Price on AR Facility	238,836	-	-	238,836
Total assets	$448,606	$15,702	$194,068	$238,836

Liabilities
Mortgage derivative liability	$1,564	$-	$1,564	$-
Interest rate swap liability	2,975	-	2,975	-
Contingent consideration liability	154,671	-	-	154,671
Total liabilities	$159,210	$-	$4,539	$154,671

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2021	2020
Balance, January 1	$87,957	$69,873
Additions to DPP	306,088	68,017
Collections on DPP	(151,202)	(51,994)
Fair value adjustment	(71)	(142)
Foreign exchange and other	(3,937)	2,203
Balance, December 31	$238,835	$87,957

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2021	2020
Balance, January 1	$115,643	$84,993
Amounts recognized on acquisitions	2,249	23,717
Fair value adjustments (note 6)	42,686	23,393
Resolved and settled in cash	(5,539)	(17,249)
Other	(368)	789
Balance, December 31	$154,671	$115,643

Less: current portion	$120,246	$5,802
Non-current portion	$34,425	$109,841

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2021		December 31, 2020
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$529,089	$548,440	$255,790	$275,928
Convertible Notes	225,214	590,193	223,957	353,638